Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	€ 12,200.0	€ 9,812.0	€ 8,933.0
Tax loss carry-forwards on asset disposals		37.0	40.0	5.0
Reserves likely to be distributed in the foreseeable future		73.3
Other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of tax losses available for carryforward [line items]
Other Comprehensive Income That Will Be Reclassified to Continued Operations Profit or Loss, Net of Tax	[2]	(4,861.0)	2,460.0	(1,526.0)
Other comprehensive income | Items subsequently reclassifiable to profit or loss | Opella Business
Disclosure of tax losses available for carryforward [line items]
Other Comprehensive Income That Will Be Reclassified to Continued Operations Profit or Loss, Net of Tax		359.0	€ (28.0)	€ (78.0)
Year 1
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	5.0
Year 2
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	3.0
Year 3
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	8.0
Year 4
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	2.0
Year 5
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	43.0
Year 5 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	[1]	€ 12,139.0

[1]	(a)Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €37 million as of December 31, 2025, €40 million as of December 31, 2024 and €5 million as of December 31, 2023
[2]	(e)Items subsequently reclassifiable to profit or loss and attributable to Opella (currency translation differences): €359 million in 2025, €(28) million in 2024, €(78) million in 2023.